PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	As of December 31,
	2023	2022	2021
	$’000	$’000	$’000

At cost:
Leasehold buildings	-	8,089	8,212
Motor vehicles	2,723	1,938	1,976
Office equipment, and furniture and fittings	1,754	3,032	2,917
	4,477	13,059	13,105
Less: accumulated depreciation	(2,660)	(5,841)	(5,385)

Property and equipment, net	1,817	7,218	7,720